OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2018
OTHER INCOME AND EXPENSES [Abstract]
Other Income and Expenses
	Note	2018 US$000	2017 US$000	2016 US$000

Other income and expenses
Net foreign exchange gain/(loss)		56	(63)	-
Royalty income		-	-	4
Loss on disposal of plant and equipment		-	-	(28)
Total other income included in profit or loss		56	(63)	(24)

Depreciation and impairment
Depreciation of plant and equipment	7	(13)	(21)	(30)
Impairment of exploration and evaluation assets	8	-	(520)	-
Total depreciation and impairment included in profit or loss		(13)	(541)	(30)

Employment expenses
Salaries and wages		(2,141)	(1,582)	(1,696)
Defined contribution plans		(58)	(64)	(51)
Termination benefits		(23)	(2)	(4)
Travel expenses		(161)	(400)	(267)
Other employee expenses		(575)	(289)	(227)
Employment expenses included in profit or loss		(2,958)	(2,337)	(2,245)
Share-based payment expenses included in profit or loss		(2,298)	(674)	(507)
Total employment expenses included in profit or loss		(5,256)	(3,011)	(2,752)